Interim Condensed Consolidated Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Diluted loss per ordinary share (in Dollars per share)	$ 0.13	$ 0.61	$ 0.36	$ 1.23
Weighted average number of ordinary shares used in computing diluted loss per share (in Shares)	44,383,474	19,505,246	32,910,446	19,222,423